Acquisitions (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended										12 Months Ended							12 Months Ended				12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended			12 Months Ended									12 Months Ended							0 Months Ended	3 Months Ended	12 Months Ended						3 Months Ended				12 Months Ended	3 Months Ended	12 Months Ended
	Jun. 28, 2013 Businesses	Jun. 29, 2012	Mar. 29, 2013 Businesses	Mar. 30, 2012	Apr. 01, 2011	Mar. 29, 2013 GBS Businesses		Mar. 30, 2012 GBS		Apr. 01, 2011 GBS		Jun. 28, 2013 GBS	Mar. 29, 2013 NPS		Mar. 30, 2012 NPS		Apr. 01, 2011 NPS Businesses		Jun. 28, 2013 NPS	Mar. 30, 2012 BSS [Member]	Apr. 01, 2011 BSS [Member] Businesses	Mar. 29, 2013 BSS [Member]	Sep. 28, 2012 Acquisition of privately held entities [Member]	Mar. 30, 2012 AppLabs Acquisition [Member]	Sep. 13, 2011 AppLabs Acquisition [Member]	Mar. 29, 2013 AppLabs Acquisition [Member] Customer Relationships [Member]	Sep. 13, 2011 AppLabs Acquisition [Member] Customer Relationships [Member]	Mar. 29, 2013 AppLabs Acquisition [Member] Software [Member]	Sep. 13, 2011 AppLabs Acquisition [Member] Software [Member]	Mar. 29, 2013 iSOFT Group Limited [Member]	Apr. 01, 2011 iSOFT Group Limited [Member]	Jul. 29, 2011 iSOFT Group Limited [Member]	Mar. 29, 2013 iSOFT Group Limited [Member] Customer Relationships [Member]	Mar. 29, 2013 iSOFT Group Limited [Member] Software [Member]	Mar. 29, 2013 iSOFT Group Limited [Member] Trade Names [Member]	Mar. 30, 2012 Other Acquisition [Member] Businesses	Apr. 01, 2011 Other Acquisition [Member] Businesses	Mar. 30, 2012 Other Acquisition [Member] NPS	Apr. 01, 2011 Other Acquisition [Member] NPS	Mar. 30, 2012 Other Acquisition [Member] BSS [Member]	Apr. 01, 2011 Other Acquisition [Member] BSS [Member]	Mar. 30, 2012 Previously Reported	Jun. 28, 2013 Prepaid Expenses and Other Current Assets [Member]	Jun. 28, 2013 Other Assets [Member]	Jun. 28, 2013 Goodwill [Member]	Jun. 28, 2013 Other Long-term Assets [Member]	Jun. 28, 2013 Accrued Liabilities [Member]	Jun. 28, 2013 Other Long Term Liabilities [Member]	May 21, 2013 Flood-Insurance-Related Business Process Outsourcing Practice [Member]	Jun. 29, 2012 Flood-Insurance-Related Business Process Outsourcing Practice [Member]	Mar. 29, 2013 CSC Credit Services [Member] GBS	Mar. 29, 2013 CSC Credit Services [Member] BSS [Member]	Mar. 29, 2013 Enterprise System Integration Business [Member] GBS	Mar. 29, 2013 Enterprise System Integration Business [Member] BSS [Member]	Mar. 29, 2013 CSC Italia [Member] GBS	Mar. 29, 2013 CSC Italia [Member] BSS [Member]	Jun. 28, 2013 CSC Credit Services and CSC Italia [Member] GBS	Jun. 28, 2013 CSC Credit Services, Enterprise System Integration Businessa and CSC Italia [Member] GBS	Dec. 30, 2011 CSC Credit Services, Enterprise System Integration Businessa and CSC Italia [Member] GBS	Mar. 29, 2013 CSC Credit Services, Enterprise System Integration Businessa and CSC Italia [Member] GBS	Mar. 29, 2013 CSC Credit Services, Enterprise System Integration Businessa and CSC Italia [Member] BSS [Member] Businesses	Jun. 28, 2013 Paxus [Member]	Mar. 29, 2013 Paxus [Member]	Mar. 29, 2013 Paxus [Member] BSS [Member]
Business Acquisition [Line Items]
Disposal Group, Including Discontinued Operation, Revenue																																																										$ 179	$ 329
Total cash consideration paid																							35		171					200		200				28	156
Current assets																							4
Intangible assets																							8
Liabilities																							2
Goodwill																							25
Acquired debt paid off																														298
Summary of consolidated information as reported [Abstract]
Revenues	3,254	3,628	14,195	14,476	14,597																			60						123
Net income (loss)	156	40	961	(4,242)	740																																					(4,242)
Basic EPS (in dollars per share)	$ 1.04	$ 0.26	$ 6.22	$ (27.37)	$ 4.79
Diluted EPS (in dollars per share)	$ 1.02	$ 0.26	$ 6.18	$ (27.37)	$ 4.73
Results of acquisitions included in consolidated financial statements [Abstract]
Revenues	3,254	3,628	14,195	14,476	14,597																			60						123
Operating income (loss)	309	151	878	(1,383)	1,084	380	[1]	(1,280)	[1]	473	[1]		490	[2]	104	[2]	494	[2]						2						79
Currency gains																														18
Pre-tax net income (loss)	211	40	449	(4,487)	827																									61
Assets acquired and liabilities assumed [Abstract]
Cash and cash equivalents																									4					26
Trade and other receivables																									20					114
Other current assets																									8					14
Deferred tax assets																														12
Intangible assets																									26		25		1	198			92	102	4	7	22
Property and equipment																									4					21						2	5
Business Acquisition, Purchase Price Allocation, Other Noncurrent Assets																														3
Trade payables and accrued expenses																									(26)					(62)
Deferred revenue																														(54)
Debt																														(315)
Deferred tax, uncertain tax positions, and other long-term liabilities																														(59)
Total identifiable net assets acquired																									14					(102)
Goodwill																									157					302						17	113		72	3	41
Total purchase price																							35		171					200		200				28	156
Current assets																																				8	17
Current liabilities																																				6
Income tax liabilities and deferred income taxes																									(20)
Other liabilities																									(2)
Business Acquisition, Purchase Price Allocation, Intangible Assets Not Amortizable																																					19
Goodwill impairment			0	2,745	0										0					671										37	290
Estimated fair value																									26		25		1	198			92	102	4	7	22
Estimated useful life, lower range																										2 years		1 year					10 years	2 years		4 years
Estimated useful life, upper range																										8 years		5 years					13 years	7 years		10 years
Estimated useful life																																			1 year
Fair value of accounts receivable [Abstract]
Uncollectible contractual receivables																														10
Tax deductible goodwill					69																									71								14
Additional consideration of contingent on achievement of agreed revenue targets for future periods																																				2
Number of acquisitions (in number of entity)																	2				2															2	4
Transaction costs included (excluded) due to integration of acquisition into Company's operations																														11	11
Cost of Acquired Entity, Transaction Costs																																					1
Net income (loss)	156	40	961	(4,242)	740																																					(4,242)
Business Acquisition, Purchase Price Allocation, Liabilities Assumed																																					20
Unaudited pro forma summary of consolidated information [Abstract]
Revenue				14,554	14,791
Net (loss) income attributable to CSC common shareholders				(4,344)	618
Basic EPS (in dollars per share)				$ (28.02)	$ 4.00
Diluted EPS (in dollars per share)				$ (28.02)	$ 3.95
Net income (loss)	156	40	961	(4,242)	740																																					(4,242)
Goodwill	1,444		1,516	1,752	4,038	645						616	793		768		753		750	906	1,253	645	25
Assets Held-for-sale, Current																																											144	62	43	19	69
Liabilities of Assets Held-for-sale																																															5	37
Proceeds from Divestiture of Businesses	56	2																																															43		1,003	1,001	90	90									63
Accounts Receivable, Net, Current																																																						14		6							16
Gain (Loss) from Disposal of Discontinued Operation, before Income Tax		2	769	(2)	59																																															1		14				25	0
Disposal Group, Including Discontinued Operation, Income Tax Expense (Benefit)																																																										13	0
Discontinued Operation, Tax Effect of Discontinued Operation			3	82																																														4
Business dispositions			1,108	2	119																																												25
Assets of Disposal Group, Including Discontinued Operation, Current																																																	9											129	129			41
Assets of Disposal Group, Including Discontinued Operation, Noncurrent																																																	14											11	11			2
Disposal Group, Including Discontinued Operation, Goodwill																																																	12											241	241
Consideration Of Divested Business																																																														10	79
Disposal Group, Including Discontinued Operation, Other Noncurrent Assets																																																	2
Liabilities of Disposal Group, Including Discontinued Operation																																																	1											85	85			5
Number of Divestitures in Period	2		3			3																																																							3
Proceeds from Divestiture of Business, Working Capital Adjustment																																																					14
Intercompany Amounts with Discontinued Operation before Disposal Transaction, Costs																																																							35	35
Disposal Group, Including Discontinued Operation, Cash and Cash Equivalents																																																							8	8
Proceeds from Divestiture of Business, Purchase Price Adjustment																																																							5	6
Gain (Loss) on Disposal of Discontinued Operation, Net of Tax			417	1	28																																																					12	0
Disposal Group, Including Discontinued Operations, Transaction Costs																																																									11				11		3	3
Assets Held-for-sale, at Carrying Value																																											41	2
Noncash or Part Noncash Divestiture, Amount of Consideration Received																																																														6
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal																																																															38
Income (Loss) from Discontinued Operation During Phase-out Period, Net of Tax			64	165	98																																																					5	34
Tax Effect of Income (Loss) from Discontinued Operation During Phase-out Period			51	(25)	53																																																					3	13
Income (Loss) from Discontinued Operation, before Income Tax																																																										2	21
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	$ 14	$ 21	$ 481	$ 166	$ 126																																																					$ 14	$ 21

[1]	The fiscal 2012 amounts include $204 million reduction of revenue and $1,485 million in reduction of operating income as a result of the charge associated with the NHS contract (see Note 18).
[2]	The fiscal 2012 amounts include $42 million reduction of revenue and $269 million in reduction in operating income as a result of the settlement of claims with the U.S. government (see Note 19)